WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of January 1, 2021	$—
Issuance of warrants	2,370,376
Changes in estimated fair value	(2,367,632)
Estimated fair value as of December 31, 2021	$2,744

Schedule of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of December 31,	As of March 18,
	2021	2021
Volatility	32.52%	31.26%
Stock price	0.90	6.58
Expected life of the warrants to convert	4.72	5.50
Risk free rate	1.27%	1.09%
Dividend yield	0.0%	0.0%